Segment Information	12 Months Ended
Dec. 31, 2016
Segment Information
Segment Information

19. Segment Information

The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the CEO and CO- Chairman of the Board, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.

The Group believes it operates in a sole segment, which is value-added wealth management services.

Service Lines

Details of revenue by type of service are as follows:

	Year Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	USD
One-time commissions	213,524,899	340,649,991	635,273,151	91,498,366
Related party	22,046,325	167,913,206	424,823,991	61,187,382
Third party	191,478,574	172,736,785	210,449,160	30,310,984
Recurring management fee	13,713,449	144,171,383	261,480,460	37,661,020
Related party	12,511,688	144,171,383	261,480,460	37,661,020
Third party	1,201,761	—	—	—
Recurring service fees	11,816,787	117,615,074	123,582,471	17,799,578
Related party	—	24,169,424	12,810,384	1,845,079
Third party	11,816,787	93,445,650	110,772,087	15,954,499
Other service fees	—	—	111,090,051	16,000,295
Related party	—	—	17,015,845	2,450,791
Third party	—	—	94,074,206	13,549,504

Total revenues	239,055,135	602,436,448	1,131,426,133	162,959,259

All of the Group’s revenues are derived from the PRC and Hong Kong. The Group’s long lived assets are located substantially in the PRC.